Note 2 - Going Concern (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Retained Earnings (Accumulated Deficit), Ending Balance	$ (104,681,665)		$ (103,886,232)	$ (97,387,205)
Working Capital (Deficit)	(5,580,031)		(5,054,593)	(3,884,877)
Net Cash Provided by (Used in) Operating Activities, Total	(636,583)	$ (323,845)	(2,185,220)	(4,479,713)
Discontinued Operations [Member]
Working Capital (Deficit)	(260,970)		$ (439,979)	$ (243,787)
Net Cash Provided by (Used in) Operating Activities, Total	$ (2,954)	$ (235,779)